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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2014

Date of reporting period:       September 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.
BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
AUTO COMPONENTS - 1.8%
Spartan Motors, Inc.	1,540,899	$7,195,998

AUTOMOBILES - 1.1%
Winnebago Industries, Inc.^	205,803	4,480,331

HOTELS, RESTAURANTS & LEISURE - 1.1%
Ruth's Hospitality Group, Inc.	396,342	4,375,616

HOUSEHOLD DURABLES - 1.8%
Hooker Furniture Corp.	452,344	6,880,152

LEISURE PRODUCTS - 4.7%
Callaway Golf Co.	1,533,478	11,102,381
Leapfrog Enterprises, Inc.^	1,225,100	7,338,349
		18,440,730
SPECIALTY RETAIL - 1.5%
bebe stores, inc.	2,104,659	4,882,809
Christopher & Banks Corp.^	94,686	936,445
		5,819,254
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Crocs, Inc.^	652,200	8,204,676

ENERGY - 10.0%
ENERGY EQUIPMENT & SERVICES - 4.2%
Gulf Island Fabrication, Inc.	360,281	6,196,833
Newpark Resources, Inc.^	834,850	10,385,534
		16,582,367
OIL, GAS & CONSUMABLE FUELS - 5.8%
Hallador Energy Co.	479,693	5,679,565
VAALCO Energy, Inc.^	1,488,200	12,649,700
Warren Resources, Inc.^	889,075	4,712,098
		23,041,363
FINANCIALS - 7.3%
INSURANCE - 2.7%
Hallmark Financial Services, Inc.^*	1,059,876	10,927,321

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
FINANCIALS - 7.3% (Continued)
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Cedar Realty Trust, Inc.	1,522,130	$8,980,567

THRIFTS & MORTGAGE FINANCE - 2.3%
Dime Community Bancshares, Inc.	628,845	9,055,368

HEALTH CARE - 3.6%
BIOTECHNOLOGY - 3.6%
Myriad Genetics, Inc.^	364,000	14,039,480

INDUSTRIALS - 21.2%
BUILDING PRODUCTS - 0.9%
AAON, Inc.	201,333	3,424,674

COMMERCIAL SERVICES & SUPPLIES - 7.9%
Ennis, Inc.	501,005	6,598,236
Knoll, Inc.	551,896	9,553,320
McGrath RentCorp	275,139	9,409,754
US Ecology, Inc.	118,523	5,542,135
		31,103,445
CONSTRUCTION & ENGINEERING - 2.6%
Granite Construction, Inc.	322,429	10,256,466

ELECTRICAL EQUIPMENT - 1.6%
Encore Wire Corp.	172,595	6,401,549

MACHINERY - 4.9%
FreightCar America, Inc.	381,181	12,693,327
Graham Corp.	228,353	6,565,149
		19,258,476
MARINE - 2.3%
Diana Shipping, Inc.^	1,010,100	9,030,294

TRADING COMPANIES & DISTRIBUTORS - 1.0%
Houston Wire & Cable Co.	336,662	4,033,211

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 21.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.9%
Mercury Systems, Inc.^	590,424	$6,500,568
Methode Electronics, Inc.	315,105	11,617,921
Plexus Corp.^	151,700	5,602,281
ScanSource, Inc.^	218,750	7,566,563
		31,287,333
IT SERVICES - 3.2%
ModusLink Global Solutions, Inc.^	519,104	1,853,201
Unisys Corp.^	454,200	10,632,822
		12,486,023
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.5%
Advanced Energy Industries, Inc.^	486,182	9,135,360
Micrel, Inc.	857,839	10,319,803
Rudolph Technologies, Inc.^	751,683	6,802,731
Silicon Image, Inc.^	1,621,418	8,171,947
Synaptics, Inc.^	94,750	6,935,700
		41,365,541
MATERIALS - 14.1%
CHEMICALS - 7.8%
Intrepid Potash, Inc.^	665,300	10,278,885
KMG Chemicals, Inc.*	626,731	10,203,181
Landec Corp.^	838,188	10,267,803
		30,749,869
METALS & MINING - 4.5%
Olympic Steel, Inc.	391,810	8,059,532
Stillwater Mining Co.^	642,223	9,652,611
		17,712,143
PAPER & FOREST PRODUCTS - 1.8%
Deltic Timber Corp.	112,981	7,040,976

TELECOMMUNICATION SERVICES - 2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
Vonage Holdings Corp.^	2,804,800	9,199,744

TOTAL COMMON STOCKS (Cost $327,600,387)		$371,372,967

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^^	19,522,163	$19,522,163
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^^	1,863,066	1,863,066
TOTAL MONEY MARKET FUNDS (Cost $21,385,229)		$21,385,229

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $348,985,616)		$392,758,196

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,532,334

NET ASSETS - 100.0%		$394,290,530

^	Non-income producing security.
*	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
^^	The rate shown is the 7-day effective yield as of September 30, 2014.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 27.7%	Shares	Value
CONSUMER DISCRETIONARY - 3.9%
AUTO COMPONENTS - 0.9%
Superior Industries International, Inc.*	1,465,806	$25,695,579

HOTELS, RESTAURANTS & LEISURE - 1.1%
Carnival Corp.	728,000	29,243,760

HOUSEHOLD DURABLES - 1.8%
Newell Rubbermaid, Inc.	600,000	20,646,000
Sony Corp. - ADR	1,485,000	26,789,400
		47,435,400
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Rocky Brands, Inc.	201,073	2,833,119

CONSUMER STAPLES - 0.3%
PERSONAL PRODUCTS - 0.3%
Avon Products, Inc.	543,147	6,843,652

ENERGY - 2.3%
ENERGY EQUIPMENT & SERVICES - 0.1%
Tidewater, Inc.	87,159	3,401,816

OIL, GAS & CONSUMABLE FUELS - 2.2%
Chesapeake Energy Corp.	818,000	18,805,820
Devon Energy Corp.	248,000	16,908,640
Peabody Energy Corp.	1,913,000	23,682,940
		59,397,400
FINANCIALS - 3.4%
BANKS - 0.9%
Huntington Bancshares, Inc.	2,425,000	23,595,250

INSURANCE - 1.5%
Aflac, Inc.	230,000	13,397,500
Hartford Financial Services Group, Inc. (The)	737,000	27,453,250
		40,850,750
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Mack-Cali Realty Corp.	1,348,624	25,772,204

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.7% (Continued)	Shares	Value
HEALTH CARE - 2.0%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
CryoLife, Inc.	1,198,278	$11,827,004

HEALTH CARE PROVIDERS & SERVICES - 1.0%
Quest Diagnostics, Inc.	456,000	27,670,080

PHARMACEUTICALS - 0.5%
GlaxoSmithKline plc - ADR	308,000	14,158,760

INDUSTRIALS - 2.7%
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Ennis, Inc.*	2,080,404	27,398,921
Pitney Bowes, Inc.	805,000	20,116,950
		47,515,871
MACHINERY - 0.9%
Joy Global, Inc.	458,000	24,979,320

INFORMATION TECHNOLOGY - 8.2%
COMMUNICATIONS EQUIPMENT - 1.5%
Brocade Communications Systems, Inc.	2,148,252	23,351,499
PCTEL, Inc.*	1,966,327	14,924,422
		38,275,921
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Corning, Inc.	1,065,000	20,597,100
FLIR Systems, Inc.	730,000	22,878,200
Methode Electronics, Inc.	651,723	24,029,027
		67,504,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Intel Corp.	680,000	23,677,600
Tessera Technologies, Inc.	1,022,432	27,176,243
		50,853,843
SOFTWARE - 2.3%
CA, Inc.	725,000	20,256,500
Microsoft Corp.	470,000	21,789,200
Symantec Corp.	855,000	20,101,050
		62,146,750

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.7% (Continued)	Shares	Value
MATERIALS - 1.7%
CHEMICALS - 0.5%
Mosaic Co. (The)	308,000	$13,678,280

METALS & MINING - 1.2%
Cliffs Natural Resources, Inc.	2,000,000	20,760,000
Gold Resource Corp.	2,405,858	12,317,993
		33,077,993
UTILITIES - 3.2%
ELECTRIC UTILITIES - 3.2%
Exelon Corp.	860,000	29,317,400
FirstEnergy Corp.	868,000	29,138,760
PPL Corp.	807,000	26,501,880
		84,958,040

TOTAL COMMON STOCKS (Cost $696,484,132)		$741,715,119

PREFERRED STOCKS - 13.5%	Shares	Value
ENERGY - 0.3%
OIL, GAS & CONSUMABLE FUELS - 0.3%
Chesapeake Energy Corp., 5.00% - CV	80,855	$7,923,798

FINANCIALS - 9.4%
CAPITAL MARKETS - 0.6%
Affiliated Managers Group, Inc., 5.25%	90,361	2,295,169
Affiliated Managers Group, Inc., 6.375%	525,122	13,380,109
		15,675,278
COMMERCIAL BANKS - 2.0%
Wells Fargo & Co., 5.20% - Series N	1,764,888	40,151,202
Wells Fargo & Co., 5.25% - Series P	632,312	14,410,391
		54,561,593
DIVERSIFIED FINANCIAL SERVICES - 1.3%
JPMorgan Chase & Co., 5.45% - Series P	1,499,273	34,033,497

INSURANCE - 0.7%
Aflac, Inc., 5.50%	810,074	19,676,697

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 13.5% (Continued)	Shares	Value
FINANCIALS - 9.4% (Continued)
REAL ESTATE INVESTMENT TRUSTS - 4.2%
Alexandria Real Estate Equities, Inc., 7.00% - Series D - CV	418,817	11,299,683
Felcor Lodging Trust, Inc., 7.80%	644,510	16,634,803
Felcor Lodging Trust, Inc., 8.00%	419,815	10,671,698
Health Care REIT, Inc., 6.50% - Series I	133,196	7,616,147
Kimco Realty Corp., 6.00% - Series I	241,559	6,026,897
Kimco Realty Corp., 5.50% - Series J	364,593	8,425,744
Kimco Realty Corp., 5.625% - Series K	434,153	10,206,937
Public Storage, 5.90% - Series S	100,443	2,492,995
Public Storage, 5.75% - Series T	169,931	4,166,708
Public Storage, 5.375% - Series V	1,453,864	33,322,563
		110,864,175
THRIFTS & MORTGAGE FINANCE - 0.6%
New York Community Capital Trust V, 6.00% - CV	332,753	15,951,347

INDUSTRIALS - 2.4%
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Pitney Bowes, Inc., 5.25%	239,876	6,193,598
Pitney Bowes, Inc., 6.70%	1,150,396	29,806,761
		36,000,359
MACHINERY - 1.1%
Stanley Black & Decker, Inc., 5.75%	1,152,349	28,439,973

MATERIALS - 1.4%
METALS & MINING - 1.4%
Cliffs Natural Resources, Inc., 7.00% - Series A - CV	3,271,176	36,637,171

TOTAL PREFERRED STOCKS (Cost $368,173,573)		$359,763,888

CORPORATE BONDS - 34.2%	Par Value	Value
CONSUMER DISCRETIONARY - 6.3%
HOTELS, RESTAURANTS & LEISURE - 0.9%
Ruby Tuesday, Inc., 7.625%, due 05/15/20	$23,850,000	$23,611,500

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.2% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 6.3% (Continued)
HOUSEHOLD DURABLES - 1.6%
D.R. Horton, Inc., 5.25%, due 02/15/15	$17,702,000	$17,879,020
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,681,940
Ethan Allen Global, Inc., 5.375%, due 10/01/15	10,500,000	10,657,500
Newell Rubbermaid, Inc., 2.05%, due 12/01/17	7,000,000	7,021,539
		44,239,999
LEISURE PRODUCTS - 1.1%
Brunswick Corp., 144A, 4.625%, due 05/15/21	9,361,000	9,103,572
Brunswick Corp., 7.125%, due 08/01/27	9,900,000	10,692,000
Smith & Wesson Holding Corp., 144A, 5.875%, due 06/15/17	8,825,000	9,067,688
		28,863,260
MULTI-LINE RETAIL - 1.2%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,098,309

SPECIALTY RETAIL - 1.5%
Best Buy Co., Inc., 3.75%, due 03/15/16	5,750,000	5,865,000
Best Buy Co., Inc., 5.00%, due 08/01/18	2,000,000	2,060,000
Best Buy Co., Inc., 5.50%, due 03/15/21	31,683,000	32,712,697
		40,637,697

CONSUMER STAPLES - 0.8%
FOOD & STAPLES RETAILING - 0.6%
Costco Wholesale Corp., 1.125%, due 12/15/17	17,280,000	17,121,646

FOOD PRODUCTS - 0.2%
General Mills, Inc., 4.15%, due 02/15/43	5,820,000	5,631,880

ENERGY - 2.0%
OIL, GAS & CONSUMABLE FUELS - 2.0%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	13,000,000	13,162,500
Peabody Energy Corp., 4.75%, due 12/15/41 CV	57,910,000	39,668,350
		52,830,850

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.2% (Continued)	Par Value	Value
FINANCIALS - 0.6%
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Health Care REIT, Inc., 4.95%, due 01/15/21	$13,885,000	$15,275,944

HEALTH CARE - 8.3%
BIOTECHNOLOGY - 2.5%
Amgen, Inc., 1.875%, due 11/15/14	67,057,000	67,180,184

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,528,825
Zimmer Holdings, Inc., 1.40%, due 11/30/14	22,385,000	22,420,099
		36,948,924
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Express Scripts Holding Co., 2.75%, due 11/21/14	8,421,000	8,447,164
Express Scripts Holding Co., 2.10%, due 02/12/15	27,790,000	27,948,820
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	12,050,000	12,321,125
Healthsouth Corp., 5.75%, due 11/01/24	27,418,000	27,966,360
		76,683,469
PHARMACEUTICALS - 1.5%
Hospira, Inc., 5.60%, due 09/15/40	39,152,000	41,633,258

INDUSTRIALS - 4.2%
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Deluxe Corp., Series B, 5.125%, due 10/01/14	23,951,000	23,951,000
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	10,002,150
		33,953,150
COMMUNICATIONS EQUIPMENT - 0.6%
Brocade Communications Systems, Inc., 4.625%, due 01/15/23	17,361,000	16,666,560

MACHINERY - 2.3%
Navistar International Corp., 3.00%, due 10/15/14	61,863,000	61,747,007

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.2% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 10.1%
COMMUNICATIONS EQUIPMENT - 2.2%
InterDigital, Inc., 2.50%, due 03/15/16 CV	$8,890,000	$9,101,138
Nokia Corp., 5.375%, due 05/15/19	13,000,000	13,747,500
Nokia Corp., 6.625%, due 05/15/39	33,786,000	35,644,230
		58,492,868
IT SERVICES - 1.4%
WEX, Inc., 144A, 4.75%, due 02/01/23	40,269,000	38,255,550

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Altera Corp., 1.75%, due 05/15/17	14,024,000	14,097,794

SOFTWARE - 5.3%
Adobe Systems, Inc., 3.25%, due 02/01/15	9,285,000	9,368,444
Nuance Communications, Inc., 2.75%, due 11/01/31 CV	63,977,000	63,097,316
Symantec Corporation, 2.75%, due 09/15/15	8,115,000	8,261,671
TIBCO Software, Inc., 2.25%, due 05/01/32 CV	59,714,000	59,751,321
		140,478,752
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
NetApp, Inc., 3.25%, due 12/15/22	17,770,000	17,333,889

MATERIALS - 1.9%
CONTAINERS & PACKAGING - 1.7%
Owens-Brockway Packaging, Inc., 144A, 3.00%, due 06/01/15 CV	46,214,000	46,502,837
Silgan Holdings, Inc., 5.50%, due 02/01/22	863,000	869,473
		47,372,310
METALS & MINING - 0.2%
Alcoa, Inc., 5.87%, due 02/23/22	4,349,000	4,641,566

TOTAL CORPORATE BONDS (Cost $896,431,921)		$914,796,366

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 23.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	236,921,783	$236,921,783
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%^	133,460,517	133,460,517
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01%^	133,460,517	133,460,517
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%^	133,460,517	133,460,517
TOTAL MONEY MARKET FUNDS (Cost $637,303,334)		$637,303,334

TOTAL INVESTMENTS AT VALUE - 99.3% (Cost $2,598,392,960)		$2,653,578,707

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		17,448,811

NET ASSETS - 100.0%		$2,671,027,518

144A -	This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR -	American Depositary Receipt.
CV -	Convertible Security.

*	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
^	The rate shown is the 7-day effective yield as of September 30, 2014.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 80.3%	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
AUTOMOBILES - 1.2%
Thor Industries, Inc.	5,375	$276,812

HOTELS, RESTAURANTS & LEISURE - 2.8%
Carnival Corp.	16,000	642,720

HOUSEHOLD DURABLES - 4.0%
Harman International Industries, Inc.	4,525	443,631
Sony Corp. - ADR	27,000	487,080
		930,711
SPECIALTY RETAIL - 1.2%
Gap, Inc. (The)	6,875	286,619

CONSUMER STAPLES - 1.0%
PERSONAL PRODUCTS - 1.0%
Avon Products, Inc.	18,200	229,320

ENERGY - 11.8%
ENERGY EQUIPMENT & SERVICES - 3.2%
Helmerich & Payne, Inc.	3,825	374,353
Tidewater, Inc.	9,425	367,858
		742,211
OIL, GAS & CONSUMABLE FUELS - 8.6%
Chevron Corp.	3,550	423,586
Devon Energy Corp.	8,100	552,258
Peabody Energy Corp.	35,775	442,894
Suncor Energy, Inc.	15,550	562,133
		1,980,871
FINANCIALS - 12.0%
BANKS - 2.5%
Wells Fargo & Co.	11,000	570,570

CAPITAL MARKETS - 3.1%
Bank of New York Mellon Corp. (The)	18,550	718,442

DIVERSIFIED FINANCIAL SERVICES - 2.6%
JPMorgan Chase & Co.	10,100	608,424

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
FINANCIALS - 12.0% (Continued)
INSURANCE - 3.2%
Assured Guaranty Ltd.	20,800	$460,928
Unum Group	8,050	276,759
		737,687
THRIFTS & MORTGAGE FINANCE - 0.6%
New York Community Bancorp, Inc.	9,375	148,781

HEALTH CARE - 4.2%
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Quest Diagnostics, Inc.	9,655	585,865

PHARMACEUTICALS - 1.6%
GlaxoSmithKline plc - ADR	8,200	376,954

INDUSTRIALS - 6.7%
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Pitney Bowes, Inc.	18,725	467,938

CONSTRUCTION & ENGINEERING - 2.2%
Jacobs Engineering Group, Inc.^	10,500	512,610

MACHINERY - 2.5%
Joy Global, Inc.	10,500	572,670

INFORMATION TECHNOLOGY - 20.1%
COMMUNICATIONS EQUIPMENT - 2.4%
ADTRAN, Inc.	26,500	544,045

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.7%
Corning, Inc.	32,625	630,967
FLIR Systems, Inc.	18,625	583,707
Itron, Inc.^	14,650	575,892
		1,790,566
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Intel Corp.	17,425	606,739

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.3% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 20.1% (Continued)
SOFTWARE - 6.5%
CA, Inc.	21,050	$588,137
Microsoft Corp.	13,670	633,741
Symantec Corp.	12,000	282,120
		1,503,998
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Hewlett-Packard Co.	5,700	202,179

MATERIALS - 10.6%
CHEMICALS - 1.5%
Mosaic Co. (The)	8,000	355,280

METALS & MINING - 9.1%
Alcoa, Inc.	31,650	509,249
Allegheny Technologies, Inc.	10,350	383,985
Cliffs Natural Resources, Inc.	34,000	352,920
Nucor Corp.	10,400	564,512
Reliance Steel & Aluminum Co.	4,300	294,120
		2,104,786
UTILITIES - 4.7%
ELECTRIC UTILITIES - 4.7%
FirstEnergy Corp.	17,335	581,936
PPL Corp.	15,200	499,168
		1,081,104

TOTAL COMMON STOCKS (Cost $16,180,460)		$18,577,902

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 19.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	987,268	$987,268
Fidelity Institutional Money Market Portfolio - Select Class, 0.01%*	1,149,441	1,149,441
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01%*	1,143,784	1,143,784
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%*	1,149,441	1,149,441
TOTAL MONEY MARKET FUNDS (Cost $4,429,934)		$4,429,934
TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $20,610,394)		$23,007,836

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		109,615

NET ASSETS - 100.0%		$23,117,451

ADR -	American Depositary Receipt.

^	Non-income producing security.
*	The rate shown is the 7-day effective yield as of September 30, 2014.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date and securities not listed on an exchange (including NASAQ) are valued at the last quoted bid price. All other securities, including securities in which the quotations are considered by the Funds’ investment advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2014, by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$371,372,967	$-	$-	$371,372,967
Money Market Funds	21,385,229	-	-	21,385,229
Total	$392,758,196	$-	$-	$392,758,196

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$741,715,119	$-	$-	$741,715,119
Preferred Stocks	359,763,888	-	-	359,763,888
Corporate Bonds	-	914,796,366	-	914,796,366
Money Market Funds	637,303,334	-	-	637,303,334
Total	$1,738,782,341	$914,796,366	$-	$2,653,578,707

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$18,577,902	$-	$-	$18,577,902
Money Market Funds	4,429,934	-	-	4,429,934
Total	$23,007,836	$-	$-	$23,007,836

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2014, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2014:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Tax Cost of Portfolio Investments	$350,023,275	$2,604,899,809	$20,633,297

Gross Unrealized Appreciation	$68,002,313	$142,173,129	$3,441,929
Gross Unrealized Depreciation	(25,267,392)	(93,494,231)	(1,067,390)

Net Unrealized Appreciation	$42,734,921	$48,678,898	$2,374,539

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2014, the following portfolio companies are considered to have been affiliates of Berwyn Fund and Berwyn Income Fund. Transactions in these companies during the nine months ended September 30, 2014 were as follows:

Berwyn Fund
	12/31/2013 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	9/30/2014 Value	Net Realized Gains (Losses)	Dividend Income
Hallmark Financial Services, Inc.	$9,281,946	$286,174	$(184,107)	$1,543,308	$10,927,321	$(15,174)	$-
KMG Chemicals, Inc.	9,693,813	868,772	-	(359,404)	10,203,181	-	55,475
Total:	$18,975,759	$1,154,946	$(184,107)	$1,183,904	$21,130,502	$(15,174)	$55,475

Berwyn Income Fund
	12/31/2013 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	9/30/2014 Value	Net Realized Gains (Losses)	Earned Income
Ennis, Inc.	$25,136,921	$9,546,119	$-	$(7,284,119)	$27,398,921	$-	$817,697
PCTEL, Inc.	14,268,411	3,935,000	-	(3,278,989)	14,924,422	-	210,526
Superior Industries International, Inc.	-	29,188,247	-	(3,492,668)	25,695,579	-	280,871
Total:	$39,405,332	$42,669,366	$-	$(14,055,776)	$68,018,922	$-	$1,309,094

Item 2. Controls and Procedures.
(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.
(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    The Berwyn Funds
By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 25, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 25, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 25, 2014
* Print the name and title of each signing officer under his or her signature.